Trade and Other Receivables - Schedule of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [line items]
Derivative Financial Assets	$ 113.3	$ 1.1
Tarkwa [member]
Trade and Other Receivables [line items]
Provision for expected Credit Loss was raised against Receivables	$ 29.0
Trade And Other Receivable [Member]
Trade and Other Receivables [line items]
Derivative Financial Assets		$ 1.1